Capital Stock	12 Months Ended
Dec. 31, 2024
Schedule of Ordinary Shares Outstanding [Abstract]
Capital stock

19.    Capital stock

Share data have been revised to give effect to the share split as explained in Note 4 b) (d).

As of December 31, 2024, the Company’s authorized capital was $50,000, and the issued and outstanding capital was $2,613, consisting of 26,130 thousand shares of ordinary shares with a par value of $ 0.0001 per share. All proceeds from shares issued have been collected.

The TNL Mediagene ordinary shares and TNL Mediagene warrants commenced trading on NASDAQ on December 5, 2024 under the ticker symbols “TNMG” and “TNMGW,” respectively.

Movements in the number of the Company’s ordinary shares outstanding are as follows (Unit: thousand shares):

	Note	2022	2023	2024
At January 1		9,212	9,212	24,201
Issuance of ordinary shares	a	—	72	—
Share-based payments	Note 18	—	59	30
Preferred shares conversion	b	—	3,954	—
Acquisition of subsidiaries	c	—	10,073	—
Changes in non-controlling interests	d	—	831	—
Restricted stock vested	Note 18	—	—	5
Conversion from non-controlling shareholders	e	—	—	58
Conversion of convertible promissory notes	e	—	—	317
Conversion of November PIPE convertible notes	f	—	—	1,455
Issuance of ordinary shares to Blue Ocean shareholders	g	—	—	64
At December 31		9,212	24,201	26,130

Movement in 2023:

a)      In 2022, the Company raise additional capital through private placement by issuing 33 thousand shares at a subscription price of $9.017255 per share for a total of $299,814, the alteration registration was completed on May 21, 2023.

In 2023, the Company raise additional capital through private placement by issuing 25 thousand shares at a subscription price of $9.017309 per share and 14 thousand shares at subscription price of $5.644321 per share for a total of $221,134 and $80,069, respectively, and the alteration registration was completed on May 21, and June 2, 2023, respectively.

b)      On May 22, 2023, all series of preferred shares had been converted to ordinary shares at a 1:1 conversion ratio amounted to $26,911,070. Please refer to Note 13 d) for details.

c)      In 2023, the Company issued 37 and 10,036 thousand shares as equity consideration to acquire SC and MG, respectively. Please refer to Note 13 c) and 32 for details.

d)      In 2023, the Company issued 238 and 593 thousand shares to acquire interests of POLYDICE and AD2, respectively, from non-controlling interests. Please refer to Note 31 for details.

Movement in 2024:

e)      In connection with the closing of the Merger with Blue Ocean, the Company issued 1,894 thousand ordinary shares upon recapitalization, the following table illustrates the reconciliation of the number of shares and capital surplus due to issuance of Company’s ordinary shares upon recapitalization:

	Note	Number of shares (thousand shares)	Capital surplus
Conversion from non-controlling shareholders	Note 14 c)	58	$434,277
Conversion of convertible promissory notes	Note 13 e)	317	3,022,549
Conversion of November PIPE Convertible Notes	f	1,455	12,089,847
Issuance of ordinary shares to Blue Ocean shareholders	g	64	685,040
Deferred issuance of ordinary share to Blue Ocean sponsors	g	—	29,227,201
Capitalized expenses for new shares issuance	h	—	(398,687)
			$45,060,227

f)      On November 22, 2024, in connection with the merger with Blue Ocean, the Company entered certain convertible note purchase agreements and issued subordinated unsecured convertible promissory notes at 10% per annum in aggregate principal amount of $4,355,000 (the “November PIPE Convertible Notes”) to certain third-party investors as well as certain members of Blue Ocean’s board of directors, management team and advisory board and other shareholders of Blue Ocean. The November PIPE Convertible Notes had a maturity date on December 7, 2024, with the following conversion terms:

Effective immediately prior to and contingent upon the closing of the Merger, the 2024 PIPE Convertible Notes shall automatically be converted into a number of the Company’s ordinary shares equal to the sum of (i) the quotient of (A) the then outstanding principal amount and accrued interest under each 2024 PIPE Convertible Note divided by (B) $3.50 and (ii) the product of (A) 240,397 and (B) the quotient of (x) the outstanding principal amount of each PIPE Convertible Note divided by (y) $5,000,000.

On the grant date, in accordance with IFRS 2, the excess of the fair value of equity instruments granted and the proceeds received was recognized as a finance cost totaled $7,734,993.

The 2024 Sponsor PIPE were converted into 1,454,605 ordinary shares on December 5, 2024, immediately prior to the closing of de-SPAC transaction, and the difference between the ordinary shares and the sum of principal amount and the finance cost is recognized in capital surplus amounted to $12,089,847.

g)      At the closing of the Merger, the Company shall issue a total of 2,790 thousand ordinary shares to the public (64 thousand shares) and sponsor (2,726 thousand shares) shareholders of Blue Ocean, of which the Founder Shares in Blue Ocean agreed in the Sponsor Lock-up and Support Agreement to defer receiving 2,726 thousand shares from the Company. As of December 31, 2024, only 64 thousand shares were issued to the public shareholders of Blue Ocean at closing. Please refer to Note 35 for details.

h)      In accordance with IAS 32, the incremental costs directly attributable to the equity transaction that otherwise would have been avoided are accounted for as a deduction from equity. In relation to the Merger, the transactions costs including legal, accounting and other professional fees are allocated as the deduction of capital surplus based on the amount of Company’s ordinary shares to be issued to Blue Ocean’s shareholders over the sum of i) total ordinary shares issued and outstanding at the closing of the Merger and ii) ordinary shares to be issued to Blue Ocean’s shareholders.

Shares to be issued:

i)       In connection with the acquisition of Green Quest in September 2024, the Company is expected to issue 558,677 shares for the total equity consideration in Q2 2025. Please refer to Note 32 for details.

j)       On November 25, 2024, the Company entered an Agreement with Tumim (the “Tumim ELOC SPA”) for an equity line of credit up to $30 million (the “Total Commitment”). Pursuant to the Agreement, if the Company, in its sole discretion, drawn down any amount of this line of credit, the Company shall issue TNL Mediagene ordinary shares to settle the drawn down amount and is subject to the terms and conditions as follows:

i)       Maturity date:    The Agreement shall terminate automatically on the earliest to occur of (i) 24-month anniversary of the signing date, and (ii) the date on which the investor shall have received the Total Commitment worth of Shares pursuant to this Agreement.

ii)      Price per share:    the product obtained by multiplying (i) the lowest daily dollar volume-weighted average price on the trading market during the applicable valuation period by (ii) 0.97.

iii)    Prohibition:    The Agreement prohibits the Company from issuing ordinary shares to Tumim to the extent such shares, when aggregated with all other ordinary shares then beneficially owned by Tumim, would cause Tumim’s beneficial ownership of TNL Mediagene ordinary shares to exceed the 4.99% beneficial ownership limitation.

Apart from the equity line of credit, at the signing date of the Agreement, the Company also became obligated to issue a number of the Company’s ordinary shares (the “Commitment Shares”) to Tumim as consideration for its irrevocable commitment for the equity line of credit to the Company. The Commitment Shares is calculated by dividing (i) $450,000, by (ii) the lower of (A) the NASDAQ official closing price of the TNL Mediagene ordinary shares and (B) the average NASDAQ official closing price of the TNL Mediagene ordinary shares for the 5 consecutive trading days, immediately prior to the filing of the initial registration statement by the Company with the commission.

The Company accounted for this equity line of credit as a loan commitment, as the Company has not drawn down any amount as of December 31, 2024, no obligation has been established for the Company to deliver its own equity instruments. In addition, the Company is obligated to issue a number of Commitment Shares at inception in exchange for services. The Commitment Shares was accounted under IFRS 2 in equity, and first capitalized as a pre-payment for services and amortized over the 24-month contract period from the date of the Agreement.

On February 26, 2025, 119,048 shares were issued for the Commitment Shares.